CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Debt Disclosure [Abstract]
SCHEDULE OF CONVERTIBLE NOTES PAYABLE

The following table summarizes the Company’s convertible notes payable:

	Three Months ended March 31, 2026	Year ended December 31, 2025
Beginning convertible notes principal balance	$4,083,229	$25,000
New convertible note issuances	222,000	600,000
Convertible notes issued in exchange for promissory note and accrued interest as a result of loan modification	-	3,558,229
Less: conversion	-	(100,000)
Less: unamortized discounts	(602,636)	(1,334,724)
Ending balance, net of discounts	$3,702,593	$2,748,505

The following table summarizes the Company’s convertible notes payable:

	Year ended December 31, 2025	Year ended December 31, 2024
Beginning balance	$25,000	$25,000
New convertible note issuances	600,000	-
Convertible notes issued in exchange for promissory note and accrued interest as a result of loan modification (see Note 6)	3,558,229	-
Less: conversion	(100,000)	-
Less: unamortized discounts	(1,334,724)	-
Ending balance, net of discounts	$2,748,505	$25,000

SCHEDULE OF DERIVATIVE LIABILITIES AT FAIR VALUE

A summary of the activity related to derivative liabilities for the three months ended March 31, 2026, and 2025, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2026	$1,644,738	$2,548,696	$4,193,434
Fair value of issuances	-	245,779	245,779
Change in fair value	(120,823)	151,096	30,273
Reclassified to equity	(1,513,786)	-	(1,513,786)
Balance March 31, 2026	$10,129	$2,945,571	$2,955,700

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2025	$176,103	$34,390	$210,493
Fair value of issuances	-	-	-
Change in fair value	(118,783)	7,024	(111,759)
Balance March 31, 2025	$57,320	$41,414	$98,734

A summary of the activity related to derivative liabilities for the years ended December 31, 2025, and 2024, is as follows:

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2025	$176,103	$34,390	$210,493
Fair value of issuances during the year	2,137,502	2,385,913	4,523,415 *
Change in fair value	(668,867)	182,312	(486,555)
Write off for conversions	-	(53,919)	(53,919)
Balance December 31, 2025	$1,644,738	$2,548,696	$4,193,434

*	The amount included $2,107,583 that was charged to derivative expense at issuance due to fair value of the derivative instruments exceeding the carrying amount of the debt host.

	Derivative liabilities associated with warrants	Derivative liabilities associated with convertible notes	Total derivative liabilities

Balance January 1, 2024	$1,187,076	$29,002	$1,216,078
Change in fair value	(1,010,973)	5,388	(1,005,585)
Balance December 31, 2024	$176,103	$34,390	$210,493